BUSINESS COMBINATIONS (Details Narrative) - USD ($)	May 14, 2025	Sep. 30, 2025	Apr. 01, 2025	Dec. 31, 2024	Dec. 31, 2023
Common share issued				25,615,000	24,234,982
Common stock par value				$ 0.0001	$ 0.0001
Intellectual property			$ 1,389,678
Goodwill		$ 12,734,680		$ 0
Common Class B [Member]
Common stock par value	$ 0.0001
Vayu [Member]
Convertible note payment			$ 2,974,167
Conversion price			$ 0.95
Intellectual property			$ 1,389,678
Weighted average cost of capital rate	23.49%
Pre-tax royalty rate	6.00%
Income tax rate	27.90%
Goodwill		1,894,288	$ 1,894,288	0
Vayu [Member] | Common Class B [Member]
Common share issued			3,130,702
Common stock par value	$ 0.0001
Common stock converted shares	3,130,702
Consideration paid	$ 2,974,167
GAC [Member]
Convertible note payment			$ 11,631,754
Conversion price			$ 0.95
Intellectual property			$ 791,362
Weighted average cost of capital rate	47.24%
Pre-tax royalty rate	4.00%
Income tax rate	27.90%
Goodwill		$ 10,840,392	$ 10,840,392	$ 0
GAC [Member] | Common Class B [Member]
Common share issued			12,243,952
Common stock converted shares	12,243,952
Consideration paid	$ 11,631,754